Other income (expenses), net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other income (expenses), net
19	Other income (expenses), net

	December 31, 2018	December 31, 2017	December 31, 2016
Gain on judicial dispute(i)	726,000	—	—
Tax extemporary credits(ii)	199,027	—	—
Revenue from sale of scrap	45,952	41,040	—
Insurance reimbursement income	5,345	22,852	12,794
Gain (loss) from port operations	4,679	(1,028)	—
Rental income	831	2,622	2,889
Gain on compensation claims	—	1,039,966	—
Loss on disposal of non-current assets and intangibles	(959)	(32,558)	(22,961)
Impairment	(72,448)	—	—
Net effect of legal proceedings, recoverable and tax installments	(115,383)	(172,659)	(111,841)
Other	(54,893)	(22,636)	2,817

	738,151	877,599	(116,302)

(i)

The subsidiary Comgás and the supplier Petrobras settled judicial dispute that were not related to the cost of gas. As a result was recognized an indemnification in the net amount of R$ 726,000 (note 5.7).

(ii)	Gain on the recognition of the ICMS base of the PIS and COFINS base (note 6).